Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,900,000
Previously Paid Amount	0.00
Total Fee Amount	750.19
Total Offset Amount	0.00
Net Fee	750.19
Narrative - Max Aggregate Offering Price	$ 4,900,000
Final Prospectus	true